LEASES (Tables)	12 Months Ended
Mar. 31, 2025
LEASES
Schedule of balance sheet information and weighted average remaining lease terms and discount rates related to operating leases

	As of March 31,
	2025	2024
Operating lease right-of-use assets	$394,568	$463,253
Operating lease right-of-use assets- accumulated amortization	(250,033)	(238,418)
Operating lease right-of-use assets, net	$144,535	$224,835

Operating lease liabilities, current	$93,719	$83,477
Operating lease liabilities, non-current	66,926	160,706
Total operating lease liabilities	$160,645	$244,183

	March 31,	March 31,
	2025	2024
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	2.37	2.58
Weighted average discount rate	4.31%	4.72%

Schedule of future minimum payments of operating leases

Year ending March 31,	Amounts
2026	$98,473
2027	40,984
2028	9,147
2029	9,355
2030	9,355
2031	1,558
Total	168,872
Less: imputed interest	(8,227)
Total operating lease liabilities	$160,645